7. STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2010
Stock-Based Compensation Details 2
Shares outstanding	4,950,000	3,950,000	4,950,000
Shares granted	1,000,000	3,950,000
Shares exercisable	3,212,500		3,462,500
Weighted average exercise price of share outstanding	$ 0.71	$ 0.84	$ 0.71
Weighted average exercise price of share granted	$ 0.20	$ 0.84
Weighted average exercise price of share exercisable	$ 0.79		$ 0.75
Weighted-average remaining contractual term (years) of share outstanding	8 years 54 months 13 days	8 years 29 days	8 years 1 month 13 days
Weighted-average remaining contractual term (years) of share granted	9 years 5 months 23 days
Weighted-average remaining contractual term (years) of share exercisable	8 years 2 months 8 days		7 years 11 months 8 days
Aggregate intrinsic value of share outstanding	$ 10,000	$ 869,000
Aggregate intrinsic value of share exercisable